                                  THE UBS FUNDS

                Supplement to Statement of Additional Information
                             dated October 28, 2003

                                                                December 2, 2003

Dear Investor,

     The purpose of this  supplement to the Statement of Additional  Information
("SAI") is to notify you that,  effective  February 2, 2004, the UBS U.S. Equity
Fund and UBS U.S. Value Equity Fund will be renamed as shown below:

Current Name                                New Name
------------                                --------

UBS U.S. Equity Fund                        UBS U.S. Large Cap Equity Fund
UBS U.S. Value Equity Fund                  UBS U.S. Large Cap Value Equity Fund

All references in the SAI to the names of these Funds are changed accordingly.

                                                               --Item No. ZS-226